Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Schedule of the reconciliations of the denominators of the basic and diluted per share computations

Years Ended December 31 (millions except earnings per share)	2022	2021	2020
Net income	$183	$78	$103
Weighted average number of equity shares outstanding	266	264	224
Basic earnings per share	$0.69	$0.30	$0.46

Years Ended December 31 (millions except earnings per share)	2022	2021	2020
Net income	$183	$78	$103
Weighted average number of equity shares outstanding	266	264	224
Dilutive effect of share-based compensation	4	3	2
Weighted average number of diluted equity shares outstanding	270	267	226
Diluted earnings per share	$0.68	$0.29	$0.46